PIMCO Equity Series VIT

Supplement Dated September 20, 2011 to the Prospectus for the

PIMCO EqS Pathfinder Portfolio™ (the “Portfolio”) Institutional Class Shares

(the “Prospectus”), dated April 29, 2011, as supplemented from time to time

Disclosure Related to the Expense Limitation Agreement

Effective September 16, 2011, PIMCO has contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio’s Institutional Class shares, by reducing the Portfolio’s Management Fees or reimbursing the Portfolio, to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio’s average net assets attributable to the Institutional Class shares.

Accordingly, effective immediately, the following changes are made to the Prospectus:

The information for Institutional Class shares of the Portfolio in the Annual Portfolio Operating Expenses table in the Portfolio’s Portfolio Summary is deleted in its entirety and replaced with the following:

Institutional Class
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses(1)	0.04%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses(2)	1.16%
Fee Waiver and Expense Reimbursement(3)(4)	(0.14)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement(5)	1.02%

(1)“Other Expenses” reflect dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to PIMCO. Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio.

(2)Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(3)PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

(4)PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio’s Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio’s average net assets attributable to the Institutional Class shares.

(5)Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement, excluding both Acquired Fund Fees and Expenses and any amounts waived pursuant to the Expense Limitation Agreement described at footnote 4, is 1.00% for Institutional Class shares.

In addition, the information for Institutional Class shares of the Portfolio in the Example in the Portfolio’s Portfolio Summary is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 years	10 Years
Institutional Class	$104	$326	$567	$1,258

In addition, the “Management of the Portfolio—Fee Limitation and Expense Limitation Agreements” section of the Prospectus is deleted in its entirety and replaced with the following:

PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

PIMCO has also contractually agreed, through May 1, 2012, to reduce total annual operating expenses for each of the Portfolio’s separate classes of shares, by reducing the Portfolio’s supervisory and administrative fee or reimbursing the Portfolio, to the extent that organizational expenses and pro rata Trustees’ fees attributable to a class of shares of the Portfolio exceed 0.0049% of the Portfolio’s average net assets attributable to separate classes of shares (“Expense Limit 1”). This Expense Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

PIMCO has also contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio’s Institutional Class shares, by reducing the Portfolio’s Management Fees or reimbursing the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio’s average net assets attributable to the Institutional Class shares (“Expense Limit 2”).

In any month during which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup any portion of the advisory fee and supervisory and administrative fee reduced or reimbursed pursuant to the Fee Limitation Agreement and the Expense Limitation Agreement, respectively (the “Reimbursement Amount”), during the previous thirty-six months, provided that such amount recouped by PIMCO will not: 1) together with payment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement exceed Expense Limit 1; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause the Portfolio’s Institutional Class shares to exceed Expense Limit 2. Any Reimbursement Amount attributable to supervisory and administrative fees that were reduced or reimbursed under the Expense Limitation Agreement will be paid in full prior to any Reimbursement Amount attributable to advisory fees under the Fee Limitation Agreement.

Investors Should Retain This Supplement for Future Reference

PSVT1967S_092011

PIMCO Equity Series VIT

Supplement Dated September 20, 2011 to the Prospectus for the

PIMCO EqS Pathfinder Portfolio™ (the “Portfolio”) Advisor Class Shares

(the “Prospectus”), dated April 29, 2011, as supplemented from time to time

Disclosure Related to the Expense Limitation Agreement

Effective September 16, 2011, PIMCO has contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio’s Advisor Class shares, by reducing the Portfolio’s Management Fees or reimbursing the Portfolio, to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.25% of the Portfolio’s average net assets attributable to the Advisor Class shares.

Accordingly, effective immediately, the following changes are made to the Prospectus:

The information for Advisor Class shares of the Portfolio in the Annual Portfolio Operating Expenses table in the Portfolio’s Portfolio Summary is deleted in its entirety and replaced with the following:

Advisor Class
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.02%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses(2)	1.39%
Fee Waiver and Expense Reimbursement(3)(4)	(0.13)%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement(5)	1.26%

(1)	“Other Expenses” reflect dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to PIMCO. Any dividends paid on securities sold short will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio.

(2)	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(3)	PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.

(4)	PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio’s Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.25% of the Portfolio’s average net assets attributable to the Advisor Class shares.

(5)	Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement, excluding both Acquired Fund Fees and Expenses and any amounts waived pursuant to the Expense Limitation Agreement described at footnote 4, is 1.24% for Advisor Class shares.

In addition, the information for Advisor Class shares of the Portfolio in the Example in the Portfolio’s Portfolio Summary is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 years	10 Years
Advisor Class	$128	$427	$748	$1,657

In addition, the “Management of the Portfolio—Fee Limitation and Expense Limitation Agreements” section of the Prospectus is deleted in its entirety and replaced with the following:

PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

PIMCO has also contractually agreed, through May 1, 2012, to reduce total annual operating expenses for each of the Portfolio’s separate classes of shares, by reducing the Portfolio’s supervisory and administrative fee or reimbursing the Portfolio, to the extent that organizational expenses and pro rata Trustees’ fees attributable to a class of shares of the Portfolio exceed 0.0049% of the Portfolio’s average net assets attributable to separate classes of shares (“Expense Limit 1”). This Expense Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.

PIMCO has also contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio’s Advisor Class shares, by reducing the Portfolio’s Management Fees or reimbursing the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.25% of the Portfolio’s average net assets attributable to the Advisor Class shares (“Expense Limit 2”).

In any month during which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup any portion of the advisory fee and supervisory and administrative fee reduced or reimbursed pursuant to the Fee Limitation Agreement and the Expense Limitation Agreement, respectively (the “Reimbursement Amount”), during the previous thirty-six months, provided that such amount recouped by PIMCO will not: 1) together with payment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement exceed Expense Limit 1; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause the Portfolio’s Advisor Class shares to exceed Expense Limit 2. Any Reimbursement Amount attributable to supervisory and administrative fees that were reduced or reimbursed under the Expense Limitation Agreement will be paid in full prior to any Reimbursement Amount attributable to advisory fees under the Fee Limitation Agreement.

Investors Should Retain This Supplement for Future Reference

PSVT1969S_092011

PIMCO Equity Series VIT

Supplement Dated September 20, 2011 to the Statement of Additional Information (“SAI”),

dated April 29, 2011, as supplemented from time to time

Disclosure Related to the Expense Limitation Agreement

Effective September 16, 2011, PIMCO has contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Institutional Class shares and Advisor Class shares of the PIMCO EqS Pathfinder Portfolio™ (the “Portfolio”), by reducing the Portfolio’s Management Fees or reimbursing the Portfolio, to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio’s average net assets attributable to the Institutional Class shares and 1.25% of the Portfolio’s average net assets attributable to the Advisor Class shares.

Accordingly, effective immediately, the second and third paragraphs of the “Management of the Trust—Advisory Fees Waived and Supervisory and Administrative Fees Waived” section of the SAI are deleted in their entirety and replaced with the following:

PIMCO has also contractually agreed, through May 1, 2012, to reduce total annual operating expenses for each of the Portfolio’s separate classes of shares, by reducing the Portfolio’s supervisory and administrative fee or reimbursing the Portfolio, to the extent that organizational expenses and pro rata Trustees’ fees attributable to a class of shares of the Portfolio exceed 0.0049% of the Portfolio’s average net assets attributable to separate classes of shares (the “Expense Limit 1”). This Expense Limitation Agreement renews annually for a full year unless terminated by PIMCO upon at least 30 days prior notice to the end of the contract term.

PIMCO has also contractually agreed, through September 16, 2013, to reduce total annual operating expenses for the Portfolio’s Institutional Class shares and Advisor Class shares, by reducing the Portfolio’s Management Fees or reimbursing the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio’s average net assets attributable to the Institutional Class shares and 1.25% of the Portfolio’s average net assets attributable to the Advisor Class shares (“Expense Limit 2”).

In any month during which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup of any portion of the advisory fee and supervisory and administrative fee reduced or reimbursed pursuant to the Fee Limitation Agreement and the Expense Limitation Agreement, respectively (the “Reimbursement Amount”), during the previous thirty-six months, provided that such amount recouped by PIMCO will not: 1) together with payment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause the Portfolio’s Institutional Class shares or Advisor Class shares to exceed Expense Limit 2, as applicable. Any Reimbursement Amount attributable to supervisory and administrative fees that were reduced or reimbursed under the Expense Limitation Agreement will be paid in full prior to any Reimbursement Amount attributable to advisory fees under the Fee Limitation Agreement.

Investors Should Retain This Supplement for Future Reference

PESVIT_SUPP3_092011